Equity - Additional information (Details) $ / shares in Units, R$ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 08, 2021 shares	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2021 BRL (R$) unit shares	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Authorized share capital | $					$ 35
Number of shares authorised			3,500,000,000		3,500,000,000
Par value per share | $ / shares					$ 0.00001
Authorized shares but unissued			500,000,000		500,000,000
Issued capital		R$ 23	R$ 23	R$ 23	$ 23
Number of shares outstanding		559,058,965	559,548,724	559,058,965	559,548,724	551,800,326
Number of votes per share | unit			10
Issuance of shares			489,759
Number of shares reserved for issue under options and contracts for sale of shares		13,899,648	18,119,890	13,899,648	18,119,890
Number of shares held in treasury			726,776,000		726,776,000
Treasury shares | R$		R$ 0	R$ 171,939	R$ 0
Dividends received | R$			R$ 3,026	R$ 5,567
Class A Common Shares
Disclosure of classes of share capital [line items]
Number of shares issued			2,000,000,000		2,000,000,000
Number of shares outstanding			424,153,735		424,153,735
Issuance of shares		7,258,639
Issuance of shares	489,759
Class B Common Shares
Disclosure of classes of share capital [line items]
Number of shares issued			1,000,000,000		1,000,000,000
Number of shares outstanding		181,293,980	135,394,989	181,293,980	135,394,989	197,618,980
Issuance of shares			0
RSUs
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares		11,079,736	15,153,830	11,079,736	15,153,830
PSUs
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares		2,819,912	2,966,060	2,819,912	2,966,060